Investment Strategy - Miller Income Fund	Jan. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund’s investment style is flexible and intended to generate a high level of income from a wide array of sources. The investment strategy involves identifying instances where the Advisor believes the capital markets have mispriced investment opportunities and exploiting price discrepancies and inefficiencies in the market. The Fund’s strategy is not limited by investment style or asset class, and the portfolio manager has the ability to move across asset classes and up and down the capital structure in an effort to access the greatest yield and valuation opportunities. The portfolio manager believes that this flexible approach will allow the Fund to maintain a high level of income while also preserving the opportunity for growth over time.
Under normal market conditions, the Fund will invest without limit primarily in cash distributing equity, and equity-like securities, fixed income securities, derivatives, and other financial instruments of issuers located anywhere in the world. The cash distributing securities in which the Fund may invest include, but are not limited to, common stock, business development companies (“BDCs”), real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), closed-end investment companies, exchange traded funds (“ETFs”), preferred stock, convertible securities, trust preferred securities, investment grade corporate bonds, below investment grade corporate bonds (commonly known as “junk bonds”), royalty trusts, commodity-linked derivatives, asset-backed and mortgage-backed securities, private mortgage-related securities, including non-U.S. mortgage pass-through securities, U.S. government securities, U.S. government and agency bonds, sovereign government and agency bonds, municipal securities, bank and senior loans, emerging market debt, equipment trust certificates, money market instruments, zero coupon bonds, indexed securities, including those that are linked to currencies, and inflation-indexed securities, structured notes including those that are linked to currencies, depositary receipts, and floating rate debt instruments. The Fund can invest without limit in foreign securities in any country, including countries with developing or emerging markets.
Derivatives may be used by the Fund as a hedging technique in an attempt to manage risk, as a substitute for buying or selling securities, to provide additional exposure to investment types or market factors, to change the characteristics of the Fund’s portfolio, and/or in an attempt to enhance income or returns. Derivative instruments the Fund may use primarily include options, forwards, including currency forwards, futures and swaps. The Fund’s derivative investments may be significant at times.
The Advisor actively searches across securities of all market capitalizations to identify undervalued securities that have historically distributed a high level of income. This includes detailed and ongoing research on the portfolio’s holdings, including issuers’ debt ratios and cash flows, and management's capital allocation priorities and track records. The Advisor continually applies the same analysis to the existing positions in the portfolio and looks to exit from a position if it no longer meets this requirement.
The Fund is classified as non-diversified, which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. As a result of its investment strategy, the Fund may have significant focus in the financial services sector.